Significant Accounting Policies (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash Equivalents, at Carrying Value			$ 0
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Unrecognized Tax Benefits		0
Income Tax Examination, Penalties and Interest Accrued		$ 0
IPO And Private Placement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,119,500	1,119,500
Warrant [Member] | IPO And Private Placement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,195,000	11,195,000